Goodwill and Intangible Assets, Net (Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Goodwill	$ 3,653	$ 3,653
Accumulated impairment losses	(2,098)	(2,074)
Net goodwill	1,555	1,579
SELA [Member]
Goodwill [Line Items]
Impairment loss on goodwill	24	1,499
Printar [Member]
Goodwill [Line Items]
Impairment loss on goodwill		$ 575